Schedule of share options outstanding (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of shares options outstanding, beginning balance | shares	699,442	794,443
Weighted average exercise price, beginning balance | $ / shares	$ 0.72	$ 0.72
Number of shares options outstanding, expired | shares		(95,001)
Weighted average exercise price, expired | $ / shares		$ 0.70
Number of shares options outstanding, ending balance | shares	699,442	699,442
Weighted average exercise price, ending balance | $ / shares	$ 0.72	$ 0.72
Number of shares options exercisable ending balance | shares	699,442	699,442
Weighted average exercise price, exercisable ending balance | $ / shares	$ 0.72	$ 0.72